UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:                  June 30, 2006
                                                -------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                -------------
         This Amendment  (Check only one.):     [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  ------------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  ------------------------------------------------------------
                       One Pacific Place, Suite 600
                  ------------------------------------------------------------
                       1125 South 103 Street
                  ------------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  ------------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  ------------------------------------------------------------
Title:                 President
                  ------------------------------------------------------------
Phone:                 402-391-1980
                  ------------------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz          Omaha, Nebraska                August 3, 2006
-------------------------     ----------------------------    ----------------
  Signature                     City, State                    Date


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               --------------------

Form 13F Information Table Entry Total:            55
                                               --------------------

Form 13F Information Table Value Total:        $5,034,697
                                               --------------------
                                               (thousands)


List of Other Included Managers:  None


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WALLACE R. WEITZ & COMPANY                      30-Jun-06
13F FILE NO. 28-3062
                                                FORM 13F INFORMATION TABLE

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            COLUMN 1              COLUMN 2      COLUMN 3      COLUMN 4     COLUMN 5           COLUMN 6    COLUMN 7  COLUMN 8
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                                                                VALUE      SHRS OR  SH/PUT/  INVESTMENT    OTHER     VOTING
         NAME OF ISSUER        TITLE OF CLASS     CUSIP       (x$1000)     PRN AMT  PRNCALL  DISCRETION   MANAGERS  AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------

AMERICAN INTL GROUP INC          COM            026874107      194,112   3,287,243 SH         Sole        N/A      Shared
ANHEUSER BUSCH COS INC           COM            035229103       13,677     300,000 SH         Sole        N/A       Sole
APOLLO GROUP INC                 CL A           037604105       44,602     863,215 SH         Sole        N/A       Sole
AUTOZONE INC                     COM            053332102       12,277     139,200 SH         Sole        N/A       Sole
BERKSHIRE HATHAWAY INC DEL       CL A           084670108      105,316       1,149 SH         Sole        N/A      Shared
BERKSHIRE HATHAWAY INC DEL       CL B           084670207      335,448     110,236 SH         Sole        N/A       Sole
CBS CORP NEW                     CL B           124857202       86,087   3,182,509 SH         Sole        N/A      Shared
CABELAS INC                      COM            126804301       66,785   3,467,552 SH         Sole        N/A      Shared
CAREER EDUCATION CORP            COM            141665109        5,507     184,240 SH         Sole        N/A       Sole
CITIGROUP INC                    COM            172967101          724      15,000 SH         Sole        N/A       Sole
COINSTAR INC                     COM            19259P300       26,764   1,117,973 SH         Sole        N/A       Sole
COMCAST CORP NEW                 CL A           20030N101      153,727   4,695,400 SH         Sole        N/A       Sole
COMCAST CORP NEW                 CL A SPL       20030N200       42,715   1,303,094 SH         Sole        N/A      Shared
CONVERA CORP                     CL A           211919105        4,502     670,000 SH         Sole        N/A       Sole
CORINTHIAN COLLEGES INC          COM            218868107       14,407   1,003,302 SH         Sole        N/A      Shared
COST PLUS INC CALIF              COM            221485105        3,079     210,050 SH         Sole        N/A       Sole
COUNTRYWIDE FINANCIAL CORP       COM            222372104      371,377   9,752,559 SH         Sole        N/A      Shared
CUMULUS MEDIA INC                CL A           231082108       51,214   4,799,770 SH         Sole        N/A      Shared
DAILY JOURNAL CORP               COM            233912104        4,408     116,000 SH         Sole        N/A       Sole
DELL INC                         COM            24702R101      101,773   4,169,300 SH         Sole        N/A      Shared
DIAGEO P L C                     SPON ADR NEW   25243Q205          507       7,500 SH         Sole        N/A       Sole
DISCOVERY HOLDING CO             CL A COM       25468Y107       63,513   4,341,258 SH         Sole        N/A       Sole
EXPEDIA INC DEL                  COM            30212P105      152,472  10,185,165 SH         Sole        N/A      Shared
FEDERAL HOME LN MTG CORP         COM            313400301       50,321     882,674 SH         Sole        N/A      Shared
FEDERAL NATL MTG ASSN            COM            313586109      219,658   4,566,693 SH         Sole        N/A      Shared
FIRST DATA CORP                  COM            319963104          766      17,000 SH         Sole        N/A       Sole
HOST HOTELS & RESORTS INC        COM            44107P104      113,724   5,200,000 SH         Sole        N/A       Sole
HUDSON CITY BANCORP              COM            443683107        8,478     636,000 SH         Sole        N/A       Sole
IAC INTERACTIVECORP              COM NEW        44919P300      136,125   5,138,727 SH         Sole        N/A      Shared
INTELLIGENT SYS CORP NEW         COM            45816D100        1,790     883,999 SH         Sole        N/A       Sole
LABORATORY CORP AMER HLDGS       COM NEW        50540R409          716      11,500 SH         Sole        N/A       Sole
LIBERTY GLOBAL INC               COM SER A      530555101       42,183   1,962,021 SH         Sole        N/A       Sole
LIBERTY GLOBAL INC               COM SER C      530555309      193,470   9,405,439 SH         Sole        N/A      Shared
LIBERTY MEDIA HLDG CORP          INT COM SER A  53071M104      209,226  12,122,012 SH         Sole        N/A      Shared
LIBERTY MEDIA HLDG CORP          CAP COM SER A  53071M302      204,070   2,436,077 SH         Sole        N/A      Shared
MOHAWK INDS INC                  COM            608190104       11,492     163,355 SH         Sole        N/A       Sole
MOLSON COORS BREWING CO          CL B           60871R209           87       1,285 SH         Sole        N/A       Sole
NEWCASTLE INVT CORP              COM            65105M108       44,508   1,757,821 SH         Sole        N/A      Shared
NEWS CORP                        CL A           65248E104      114,081   5,947,895 SH         Sole        N/A       Sole
NORTH FORK BANCORPORATION NY     COM            659424105       27,153     900,000 SH         Sole        N/A       Sole
OMNICARE INC                     COM            681904108        8,346     176,000 SH         Sole        N/A       Sole
OPTEUM INC                       CL A           68384A100        6,314     700,000 SH         Sole        N/A       Sole
REDWOOD TR INC                   COM            758075402      234,657   4,805,601 SH         Sole        N/A      Shared
SIX FLAGS INC                    COM            83001P109       27,196   4,839,100 SH         Sole        N/A       Sole
TELEPHONE & DATA SYS INC         COM            879433100       41,225     995,785 SH         Sole        N/A       Sole
TELEPHONE & DATA SYS INC         SPL COM        879433860      155,112   3,987,451 SH         Sole        N/A      Shared
TYCO INTL LTD NEW                COM            902124106      313,898  11,414,457 SH         Sole        N/A      Shared
US BANCORP DEL                   COM NEW        902973304       61,585   1,994,347 SH         Sole        N/A      Shared
UNITEDHEALTH GROUP INC           COM            91324P102      247,657   5,530,526 SH         Sole        N/A      Shared
VIACOM INC NEW                   CL B           92553P201          358      10,000 SH         Sole        N/A       Sole
WAL MART STORES INC              COM            931142103      228,500   4,743,613 SH         Sole        N/A      Shared
WASHINGTON MUT INC               COM            939322103      100,238   2,199,165 SH         Sole        N/A      Shared
WASHINGTON POST CO               CL B           939640108      227,607     291,800 SH         Sole        N/A       Sole
WELLPOINT INC                    COM            94973V107      127,527   1,752,462 SH         Sole        N/A      Shared
WELLS FARGO & CO NEW             COM            949746101       21,636     322,539 SH         Sole        N/A      Shared
                                                          ------------------------
                              55                             5,034,697 149,717,059
                                                          ------------------------

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